Derivatives and Hedging Activities (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Interest rate swap agreements
Derivative [Line Items]
Notional amount	$ 83,593,679
Impact to the statement of operations	0
Fee income	552,609
Interest rate contracts | Other assets
Derivative [Line Items]
Asset Derivatives, Fair Value	7,000
Interest rate contracts | Other liabilities
Derivative [Line Items]
Liability Derivatives, Fair Value	7,000
Commitments to purchase MBS | AFS securities
Derivative [Line Items]
Notional amount	200,000,000
Asset Derivatives, Fair Value	$ 3,188,000